CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized (in shares)	0	1,058,949,780
Convertible preferred stock, shares issued (in shares)	0	957,159,704
Convertible preferred stock, shares outstanding (in shares)	0	957,159,704
Convertible preferred stock, liquidation preference amount	$ 0	$ 3,497,913
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000	0
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	15,000,000,000	1,189,800,259
Common stock, shares, issued (in shares)	1,648,413,415	28,791,702
Common stock, shares outstanding (in shares)	1,647,555,590	28,791,702
Treasury stock (in shares)	857,825	0